Investments in Associates and Joint Ventures - Additional Information (Detail) ₱ / shares in Units, $ / shares in Units, ₱ in Thousands, $ in Thousands, $ in Millions																																											1 Months Ended					5 Months Ended	12 Months Ended								23 Months Ended
	Feb. 17, 2023 ₱ / shares shares	Aug. 12, 2022	Jul. 29, 2022 PHP (₱) ₱ / shares shares	May 17, 2022 USD ($)	Apr. 07, 2022 USD ($)	Feb. 28, 2022 PHP (₱) Seat	Jan. 20, 2022 ₱ / shares shares	Oct. 06, 2021 PHP (₱)	Sep. 24, 2021 PHP (₱) ₱ / shares	Jun. 11, 2021 PHP (₱) shares	Jun. 11, 2021 USD ($) shares	May 14, 2021 USD ($) shares	Dec. 01, 2020 PHP (₱)	Jun. 17, 2020 Seat	Apr. 06, 2020 PHP (₱)	Dec. 23, 2019 PHP (₱) ₱ / shares shares	Jun. 03, 2019 PHP (₱)	Dec. 03, 2018 PHP (₱)	Nov. 08, 2018 PHP (₱)	Apr. 13, 2018 PHP (₱)	Apr. 13, 2018 SGD ($) $ / shares shares	Mar. 23, 2018 PHP (₱)	Mar. 14, 2018 USD ($)	Mar. 02, 2018 PHP (₱)	Feb. 27, 2018 PHP (₱) shares	Dec. 15, 2017 PHP (₱) shares	Dec. 05, 2017	Jun. 27, 2017 PHP (₱)	Jun. 13, 2017 PHP (₱)	May 30, 2017	May 19, 2017 USD ($)	Feb. 28, 2017 PHP (₱) shares	Dec. 01, 2016	Aug. 24, 2016 ₱ / shares shares	Jul. 22, 2016 USD ($)	May 30, 2016 PHP (₱) Entity Tranche	Oct. 09, 2015 PHP (₱)	May 30, 2015	May 21, 2015 PHP (₱)	Feb. 05, 2013 USD ($)	Jun. 06, 2012 PHP (₱)	May 08, 2012	Aug. 31, 2022 PHP (₱)	Jul. 31, 2021 PHP (₱)	Dec. 31, 2014 PHP (₱) ₱ / shares shares	Jun. 30, 2013 PHP (₱)	Dec. 31, 2000	Dec. 31, 2022 PHP (₱) shares	Dec. 31, 2022 PHP (₱) shares	Dec. 31, 2021 PHP (₱) Seat shares	Dec. 31, 2020 PHP (₱) ₱ / shares shares	Dec. 31, 2019 PHP (₱)	Dec. 31, 2018 USD ($) Seat	Dec. 31, 2017 PHP (₱)	Dec. 31, 2012 PHP (₱)	Dec. 31, 2011 PHP (₱)	Dec. 14, 2014 USD ($) shares	Mar. 03, 2023 PHP (₱)	Feb. 28, 2023 PHP (₱)	Jan. 03, 2023 PHP (₱)	Dec. 02, 2022 PHP (₱)	Aug. 10, 2022 PHP (₱)	Jul. 06, 2022 PHP (₱)	Apr. 19, 2021 PHP (₱)	Apr. 19, 2021 USD ($)	Feb. 28, 2018 PHP (₱)	May 29, 2017 PHP (₱)	Oct. 16, 2012 shares
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates																																																₱ 17,922,000	₱ 17,922,000	₱ 17,206,000																₱ 1,664,000
Additional Investments																																							₱ 800,000
Consideration paid (received)			₱ 100,000																										₱ 21,800,000							₱ 26,200,000							₱ 136,000
Percentage of economic interest transferred to employees																																						70.00%
Amount of equity interest acquired																																																51,546,000	51,546,000	53,364,000	₱ 52,123,000
Equity interest acquired																																		87.12%		50.00%
Reversal of Impairment loss																																																	1,135,000	2,594,000	2,679,000
Percentage of acquiring other interest																																				50.00%
Number of other entities | Entity																																				2
Total consideration transferred																																				₱ 52,800,000
Number of tranches | Tranche																																				3
Assumed liabilities																																				₱ 17,200,000
Amount advanced to cover working capital requirements																																																																			₱ 2,600,000
Outstanding advances																																																11,359,000	11,359,000
Total carrying values of intangible assets																																																1,608,000	1,608,000	1,156,000
Goodwill arising from acquisition																																																62,941,000	62,941,000	61,379,000
Goodwill | shares																																		165,880,000
Percentage of outstanding common stock purchases under tender offer																																		12.82%
Tender offer to purchase common shares price per share | ₱ / shares																																		₱ 2.20
Tender offer expiration date																																		Oct. 20, 2016
Number of shares tendered | shares																																		107,000,000
Percentage of issued and outstanding common shares under shares tendered																																		8.30%
Carrying value of investments in joint ventures																																																33,624,000	33,624,000	36,158,000
Equity interest paid			248,000																																														3,514,000	1,754,000	579,000
Goodwill																																																62,941,000	62,941,000	61,379,000
Revenues																																																	205,245,000	193,257,000	181,004,000
Net income																																																	10,735,000	26,676,000	24,580,000
Amount receivable period																								2019 to 2021
Vega Telecom Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Outstanding advances																																																11,038,000	11,038,000
Total carrying values of intangible assets																																				18,885,000
Goodwill arising from acquisition																																				17,824,000
Percentage of issued and outstanding capital stock																																		99.10%
Goodwill																																				₱ 17,824,000
Bow Arken Holdings Company [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Outstanding advances																																																238,000	238,000
Brightshare Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																				50.00%
Outstanding advances																																																83,000	₱ 83,000
Multisys [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates			248,000
Payment for acquisition of shares																																											₱ 136,000
Consideration paid (received)			₱ 100,000
Equity interest acquired			4.99%
subscribed shares equivalent to amount subscribed | shares			227,000,000																																														2,307,000,000
Total consideration transferred																			₱ 2,225,000
Goodwill arising from acquisition																		₱ 1,031,000	1,565,000
Carrying value of investments in joint ventures																		550,000	₱ 2,150,000																															2,521,000
Percentage of equity interest			4.99%																45.73%																														50.72%
Payment for acquisition of existing shares																		523,000
Equity interest paid																	₱ 27,000
Investment as deposit for future stock subscription																		800,000
Stock subscription payable outstanding																		800,000
Goodwill																		1,031,000	₱ 1,565,000
Trade and other receivables																			₱ 261,000
Decrease in net income																																																	₱ 776,000
Equity earn out payable																																																				₱ 170,000
Equity earn out payment													₱ 17,000		₱ 153,000
Contingent consideration																																																			60,000	230,000
Subscription payment								₱ 180,000
Subscription payable																																																261,000	261,000	620,000											₱ 620,000	₱ 620,000	₱ 620,000
Subscription payable partially paid																																																													₱ 100,000	₱ 150,000	₱ 109,000
Number of common shares additional acquired | shares			227
Revenues																																																155,000
Net income																																																569,000
Multisys [Member] | Restated Shareholder's Agreement [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest			50.72%
Number of common shares additional acquired | shares			2,307
Multisys [Member] | Technologies and Customer Relationships [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Fair value of identifiable net assets and liabilities																		₱ 1,357,000
Beacon [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in joint ventures																																																40,966,000	₱ 40,966,000
Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																				50.00%
Equity interest																																				20.00%
Proceeds from sale of stock																																				₱ 17,000,000
Consideration received in future																																				₱ 9,200,000
Consideration settlement period in installments																																				annual installments until June 2020
PCEVs Beacon Electric Asset Holdings Inc [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Consideration paid (received)																								₱ 4,852,000
Equity interest acquired																											75.00%
Consideration received in future																												₱ 9,800,000
Consideration settlement period in installments																												annual installments from June 2018 to June 2021
Consideration settled																												₱ 12,000,000
Percentage of receivable proposed for sale																											50.00%
Period of proceeds from sale of shares																											2019 to 2021
Amounts receivable																								₱ 5,550,000
Metro Pacific Investments Corporation And Ayala Group
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Consideration paid (received)																						₱ 2,124,000
Receivables from divestment of assets																						₱ 2,230,000
Metro Pacific Investments Corporation [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Receivables from divestment of assets																																																			168,000
Aggregated individually immaterial joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Outstanding contingent liabilities																																																		620,000
Revenues																																																		754,000	166,000
Net income																																																		₱ 13,000	320,000
Tranche One [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition																																				50.00%
Tranche Two [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition																																	25.00%
Tranche Three [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition																														25.00%
PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																																	36.63%	38.45%
Subscription share price | $																																																					$ 215,000
Percentage of ownership																																																					48.74%
Number of board seats | Seat														2																																				6			2
VFC and PFC [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Subscription price per share | ₱ / shares			₱ 0.10				₱ 0.10		₱ 0.10
Percentage of voting equity interests acquired			60.00%				60.00%		60.00%
Percentage of economic interest transferred to employees			1.48%				1.48%		1.48%
Amount of equity interest acquired																																																₱ 0	₱ 0	₱ 1,000
Pacnet Network Philipines Inc [Member] | Asia Netcom Philippines Corp. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest																																																																40.00%	40.00%
Ayala Group And Metro Pacific Investments Corporation [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Description of concession agreement																																																	MPIC and Ayala Group signed a ten-year concession agreement with the DOTC to build and implement the AFCS project.
Common Stock [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares issued | shares																																																219,000,000	219,000,000	219,000,000
Common Stock [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																							100.00%
Consideration paid (received) | $																							$ 465,000
C36.82lass B Convertible Preference Shares36.82august [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares issued | shares										15,600,000	15,600,000
Consideration paid (received)										₱ 1,218,000	$ 25,000
Total consideration | $											$ 120,800
Class C Convertible Preferred Shares [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates					37.00%
Consideration paid (received) | $					$ 3,252,000
New round of fundraise amount | $					$ 62,000
Common B Shares [Member] | VFC and PFC [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares issued | shares			2,700,000				6,200,000
Total consideration									₱ 8,900
Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Consideration paid (received)																																									₱ 3,563,000
2,760,000 Subscribed Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Subscription share price																																₱ 11,040,000
Number of shares subscribed or to be issued | shares																																2,800,000
Subscribed per share																																₱ 4
Premium over par value per subscribed share																																3
Premium over subscription share price																																8,280,000
Subscribed payment																																11,040,000
800,000 Subscribed Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Subscription share price																										₱ 3,000,000						₱ 3,200,000
Number of shares subscribed or to be issued | shares																										600,000						800,000
Subscribed per share																										₱ 5						₱ 4
Premium over par value per subscribed share																										4						3
Premium over subscription share price																										2,400,000						2,400,000
Subscribed payment																										₱ 10,000						₱ 148,000																						₱ 2,990,000
Advances outstanding to cover assumed liabilities and working capital requirements of acquired companies																																																₱ 69,000	₱ 69,000	₱ 13,000
Major business combination [member] | Multisys [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Subscription payable																																																										₱ 261,000	₱ 261,000	₱ 261,000
Subscription payable partially paid																																																										₱ 50,000	₱ 100,000	₱ 60,000
Major business combination [member] | VFC and PFC [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Subscription price per share | ₱ / shares	₱ 0.10
Percentage of voting equity interests acquired			60.00%
Percentage of economic interest transferred to employees	1.48%
Major business combination [member] | Common B Shares [Member] | VFC and PFC [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares issued | shares	8,000,000.0
Beneficial Trust Fund Holdings Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares issued | shares																																																																				150,000,000
Associates [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Dividends received																																																	0	0	316,000
Outstanding contingent liabilities																																																0	0	0
Top of range [member] | C36.82lass B Convertible Preference Shares36.82august [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of ownership										38.45%	38.45%
Top of range [member] | Class C Convertible Preferred Shares [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of ownership		36.63%			36.82%
Bottom of range [member] | Vega Telecom Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of issued and outstanding common shares owned by VTI																																		95.00%
Bottom of range [member] | C36.82lass B Convertible Preference Shares36.82august [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of ownership										41.87%	41.87%
Bottom of range [member] | Class C Convertible Preferred Shares [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of ownership		36.82%			38.45%
MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Total deposits																																																							₱ 6,000,000
Percentage of investment in associates																																																							40.00%
Carrying value of investments in associates																																																9,855,000	9,855,000	9,984,000
Additional Investments																																																	1,000,000	2,000,000	₱ 1,400,000	₱ 3,100,000
Percentage of economic interest transferred to employees																																										40.00%
Amount of equity interest acquired																																																12,634,000	₱ 12,634,000	10,508,000
AppCard [Member] | PLDT Capital Pte. Ltd., or PLDT Capital [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Total consideration																																					₱ 5,000
Asia Outsourcing Beta Limited [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates																																																		₱ 32,000
Asia Outsourcing Beta Limited [Member] | PLDT Capital [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																								20.00%																	20.00%
Consideration paid (received) | $												$ 680
Percentage of economic interest transferred to employees																																																									18.32%
Amount of equity interest acquired | $																																								$ 40,000
Shares transferred to employees, net payment | $																																																									$ 51
Cash distribution received out of redemption of preferred shares and buyback of ordinary shares | $																																																									$ 41,800
Cash distribution received out of redemption of preferred shares and buyback of ordinary shares | $				$ 1,200																															$ 11,200
Asia Outsourcing Beta Limited [Member] | Common Stock [Member] | PLDT Capital [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Amount of equity interest acquired | $																																								200
Number of shares transferred | shares																																																									27
Asia Outsourcing Beta Limited [Member] | Preferred Shares [Member] | PLDT Capital [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Amount of equity interest acquired | $																																								$ 39,800
Number of shares transferred | shares																																																									9,643
Shares redeemed | shares																																																									35,300,000
Asia Outsourcing Beta Limited [Member] | Asia Outsourcing Gamma Limited Customer Relationship Management [Member] | PLDT Capital [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates												18.32%
Consideration paid (received) | $																																			$ 190,900
Cash distribution received out of redemption of preferred shares and buyback of ordinary shares | $																																																					$ 57,050
Description of completion of sale transaction																																																	The transaction was completed on September 30, 2016.
Net proceeds form sale of business | $																															$ 330,000
Asia Outsourcing Beta Limited [Member] | Asia Outsourcing Gamma Limited Customer Relationship Management [Member] | Common Stock [Member] | PLDT Capital [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares issued | shares												554
Digitel Crossing, Inc. [Member] | Asia Netcom Philippines Corp. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																																	20.00%
Digitel Crossing, Inc. [Member] | Pacnet Network Philipines Inc [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																															40.00%
Digitel Crossing, Inc. [Member] | Broadband Infrastructure Group Ltd [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																															20.00%
Satventures, Inc. [Member] | MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Total deposits																																														₱ 3,600,000
Percentage of investment in associates																																														40.00%
Smart [Member] | Common Stock [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares issued | shares																					96,000,000				53,000,000
Percentage of shares issued and outstanding																									100.00%
Consideration paid (received)																					$ 96				₱ 465,000
Par value | $ / shares																					$ 1.00
Subscription price																				₱ 3,806,000
Settlement date																				Apr. 13, 2018	Apr. 13, 2018
Smart [Member] | Common Stock [Member] | VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares issued | shares																									170,000,000
Consideration paid (received)																									₱ 3,527,000
Smart [Member] | AF Payments, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																																		20.00%
Smart [Member] | Telecommunications Connectivity, Inc., or TCI [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																33.30%																																			33.33%
Total consideration																₱ 10,000																												₱ 30,000
Subscription price per share | ₱ / shares																₱ 1.00																																			₱ 1.00
subscribed shares equivalent to amount subscribed | shares																10,000,000																																			30,000,000
Carrying value of investments in joint ventures																																																40,000	₱ 40,000	₱ 39,000
Smart Inc [Member] | AF Payments, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																													20.00%				20.00%
Total consideration																																													₱ 503,000
Subscription price per share | ₱ / shares																																													₱ 1.00
Smart Inc [Member] | AF Payments, Inc. [Member] | Series B Preferred Stock
Disclosure of Investments in Associates and Joint Ventures [Line Items]
subscribed shares equivalent to amount subscribed | shares																																													503,000,000
Digitel [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Reversal of Impairment loss																																																						₱ 201,000		₱ 92,000
Description Of Significant Influence In Joint Venture																																																	Though Digitel owned more than half of the voting interest in ANPC, management assessed that Digitel only had significant influence, and not control, due to certain governance matters.
Digitel [Member] | Asia Netcom Philippines Corp. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																																	60.00%
Amount of equity interest acquired																																																																₱ 69,000	$ 2,000
Equity interest																																																																60.00%	60.00%
Digitel [Member] | Digitel Crossing, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																																	40.00%
Equity interest acquired																																															40.00%
PG1 [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investment in subsidiaries																																																₱ 0	₱ 0
Excess of equity share in net losses																																																	3,000
Gain on deconsolidation						₱ 376,700
Number of board seats | Seat						4
Amount of equity interest acquired						₱ 44,700
Revenues																																																	70,000
Net income																																																	₱ 267,000
PG1 [Member] | Top of range [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Consideration paid (received)						₱ 44,700
Percentage of ownership		36.63%			36.82%	65.30%
PG1 [Member] | Bottom of range [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of ownership		36.82%			38.45%	47.60%